Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Profit or loss [abstract]
Interest income calculated using effective interest method	$ 6,400	$ 6,510	$ 8,115